Related Party Transactions	9 Months Ended	12 Months Ended
	Apr. 30, 2012	Jul. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions
5.     Related Party Transactions

As at April 30, 2012, the Company owed $nil (2011 - $1,117) to the former President and Director of the Company.  The amount owing is unsecured, non-interest bearing, and due on demand.  On January 4, 2012, the former President and Director of the Company provided the Company with a release from any liabilities owed, resulting in a gain on the forgiveness of the loan of $12,617 which has been applied against additional paid-in capital.
NOTE 5 – DUE TO RELATED PARTY The Director loaned $1,117 to the Company. The amount is due on demand, non-interest bearing and unsecured.